Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2015	May 13, 2015	Mar. 12, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Principal Solar, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		5,604,181
Entity Public Float			$ 51,239,419
Amendment Flag	true
Amendment Description	N/A
Entity Central Index Key	0001587476
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1